Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Income Taxes
Amount of tax provision (benefit) recorded	$ 28	$ (362)	$ 255	$ (602)	$ 884
Unrecognized tax benefits	$ 0		$ 0	$ 0	$ 0